UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-24032

AMG PANTHEON INFRASTRUCTURE FUND, LLC

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2025 – September 30, 2025

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds September 30, 2025 AMG Pantheon Infrastructure Fund, LLC Class M: PBLBX | Class I: PBLDX | Class S: PBLSX

wealth.amg.com	093025 SAR096

AMG Funds Semi-Annual Financial Statements — September 30, 2025 (unaudited)

TABLE OF CONTENTS	PAGE

CONSOLIDATED FUND PERFORMANCE	2

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Portfolio Investments	3

Consolidated Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per Unit computations and cumulative distributable earnings (loss)

Consolidated Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statement of Changes in Net Assets	7

Detail of changes in assets for the past fiscal period

Consolidated Statement of Cash Flow	8

Details of cash movements during the fiscal period

Consolidated Financial Highlights	9

Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Consolidated Financial Statements	12

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER TAX INFORMATION	20

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Consolidated Fund Performance (unaudited) Period ended September 30, 2025

The table below shows the average annual total returns for the Fund and S&P Global Infrastructure Index for the same time period ended September 30, 2025.

[1]  Total return equals income yield plus Unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars ($).

[2]  The Average Annual Total Returns include the impact of the maximum sales load of 3.50%.

[3]  The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. Unlike the Fund, the S&P Global Infrastructure Index is not available for investment and does not incur expenses.

The S&P Global Infrastructure Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Average Annual Total Returns[1]	Since Inception*	Performance Inception Date
AMG Pantheon Infrastructure Fund, LLC
Class M2	(2.25%)**	09/11/25
Class I	1.29%**	09/11/25
Class S	1.39%**	09/11/25
S&P Global Infrastructure Index[3]	1.26%	09/11/25†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s Units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per Unit for the Fund and other information, please call 800.548.4539 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

† Date reflects commencement of investment operations of the Fund, not the Index.
* Not annualized
** Performance was calculated starting on the Fund’s commencement of investment operations.

AMG Pantheon Infrastructure Fund, LLC Consolidated Schedule of Portfolio Investments (unaudited) September 30, 2025

	Initial Acquisition Date	Par Value/Shares		Cost	Value	Percent of Net Assets

Secondary Private Investment Funds - 28.1%

Actis Long Life Infrastructure LP(a)	09/30/2025	(b	)	$10,148,124	$10,343,168	4.8%

Greenbelt Capital Partners Intersect CV L.P.(a)	09/11/2025	(b	)	24,720,648	26,590,503	12.2%

InfraVia European Fund IV SCSp (Luxembourg)(a)	09/30/2025	(b	)	12,328,357	12,561,485	5.8%

ISQ Global Infrastructure Fund III (EU) L.P.(a)	09/30/2025	(b	)	11,174,106	11,477,202	5.3%

Total Secondary Private Investment Funds				58,371,235	60,972,358	28.1%

Short-Term Investments - 81.6%

Other Investment Companies - 81.6%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c),(d)		177,408,770		177,408,770	177,408,770	81.6%

Total Investments - 109.7%				235,780,005	238,381,128	109.7%

Other Assets, less Liabilities - (9.7%)					(21,023,614)	(9.7)%

Net Assets - 100.0%					$217,357,514	100.0%

(a)	Investment is held by AMG Pantheon Infrastructure Lead Fund, LLC, a wholly-owned subsidiary of AMG Pantheon Infrastructure Fund, LLC (the “Fund”).

(b)	Investment does not issue shares.

(c)	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

(d)	A copy of the security’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of September 30, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total

Investments

Secondary Private Investment Funds	—	—	—	$60,972,358	$60,972,358

Short-Term Investments	$177,408,770	—	—	—	177,408,770

Total Investments	$177,408,770	—	—	$60,972,358	$238,381,128

For the period ended September 30, 2025, there were no transfers in or out of Level 3.

The country/region allocation in the Consolidated Schedule of Investments at September 30, 2025, was as follows:

Country/Region	% of Total Investments

European Union	18.8%

Luxembourg	20.6%

United States	60.6%

Total	100.0%

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (unaudited) September 30, 2025

AMG Pantheon Infrastructure Fund, LLC

Assets:

Investments at value[1]	$238,381,128

Cash	501,752

Foreign currency[2]	12,318,390

Dividend and interest receivables	659,476

Receivable for Fund units sold	858,970

Receivable from Affiliate	411,114

Deferred offering costs	411,133

Total assets	253,541,963

Liabilities:

Payable for investments purchased	33,640,619

Payable for Fund units repurchased	1,597,866

Payable to Affiliate	750,648

Accrued expenses:

Investment advisory and management fees	152,047

Administrative fees	23,392

Other	19,877

Total liabilities	36,184,449

Commitments and Contingencies (Notes 2, 3 & 7)

Net Assets	$217,357,514

[1] Investments at cost	$235,780,005

[2] Foreign currency at cost	$12,328,357

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Assets and Liabilities (continued)

AMG Pantheon Infrastructure Fund, LLC

Net Assets Represent:

Paid-in capital	$213,726,991

Total distributable earnings	3,630,523

Net Assets	$217,357,514

Class M:

Net assets	$102,038

Units outstanding	10,000

Net asset value and redemption price per Unit	$10.20

Maximum offering price per Unit	$10.57

Class I:

Net Assets	$102,038

Units outstanding	10,000

Net asset value, offering and redemption price per Unit	$10.20

Class S:

Net assets	$217,153,438

Units outstanding	21,286,867

Net asset value, offering and redemption price per Unit	$10.20

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Operations (unaudited) For the period ended September 30, 2025

AMG Pantheon Infrastructure Fund, LLC[1]

Investment Income:

Dividend income	$1,167,232

Total investment income	1,167,232

Expenses:

Investment advisory and management fees	170,000

Administrative fees	26,154

Distribution fees - Class M	47

Organizational costs	315,682

Professional fees	29,123

Amortization of offering costs	23,834

Trustee fees and expenses	15,264

Valuation fees	14,851

Custodian fees	5,410

Transfer agent fees	5,027

Registration fees	4,493

Reports to unitholders	4,330

Total expenses before offsets	614,215

Expense reimbursements	(352,634)

Investment advisory and management fees waiver	(76,433)

Administrative fees waiver	(2,762)

Distribution fees waiver - Class M	(47)

Net expenses	182,339

Net investment income	984,893

Net Realized and Unrealized Gain:

Net realized gain on foreign currency transactions	20,151

Net change in unrealized appreciation/depreciation on investments	2,601,123

Net realized and unrealized gain	2,621,274

Net increase in net assets resulting from operations	$3,606,167

1 Commencement of operations was April 11, 2025 and commencement of investment operations was September 11, 2025.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Changes in Net Assets For the period ended September 30, 2025 (unaudited)

AMG Pantheon Infrastructure Fund, LLC

September 30, 2025[1]
Increase in Net Assets Resulting From Operations:

Net investment income	$984,893

Net realized gain on foreign currency transactions	20,151

Net change in unrealized appreciation/depreciation on investments	2,601,123

Net increase in net assets resulting from operations	3,606,167

Capital Unit Transactions:[2]

Net increase from capital Unit transactions	213,751,347

Total increase in net assets	217,357,514

Net Assets:

Beginning of period	—

End of period	$217,357,514

1 Commencement of operations was April 11, 2025 and commencement of investment operations was September 11, 2025.

2 See Note 1(h) of the Notes to Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

Consolidated Statement of Cash Flows (unaudited) For the period ended September 30, 2025

AMG Pantheon
Infrastructure Fund, LLC[1]

Cash Flows Provided By Operating Activities:
Net increase in net assets resulting from operations	$3,606,167

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net change in unrealized appreciation/depreciation on investments	(2,601,123)
Purchases of investments (net increase in payable for investments purchased of $33,640,619)	(24,730,616)
Net purchases of short-term investments	(177,408,770)
Increase in dividend and interest receivables	(659,476)
Increase in receivable from Affiliate	(411,114)
Increase in deferred offering costs	(411,133)
Increase in payable to Affiliate	750,648
Increase in investment advisory and management fees payable	152,047
Increase in administrative fees payable	23,392
Increase in other accrued expenses	19,877
Net cash used in operating activities	(201,670,101)

Cash Flows from Financing Activities:
Proceeds from capital Units transactions (net of receivable for fund Units sold of $858,970)	214,490,243
Net cash provided by financing activities	214,490,243
Net increase in cash	12,820,142

Cash:
Beginning of period	—

End of period[2]	$12,820,142

1 Commencement of operations was April 11, 2025 and commencement of investment operations was September 11, 2025.

2 Balance includes cash and cash denominated in foreign currencies of $501,752 and $12,318,390, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Infrastructure Fund, LLC Consolidated Financial Highlights For a Unit outstanding throughout the fiscal period

For the fiscal
period ended
September 30, 2025[1]
Class M	(unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.05

Net realized and unrealized gain on investments	0.15

Total income from investment operations	0.20

Net Asset Value, End of Period	$10.20

Total Return[3]	2.00%[4,5]

Ratio of net expenses to average net assets[6]	1.56%[7]

Ratio of gross expenses to average net assets[6,8]	3.55%[7,9]

Ratio of net investment income to average net assets[3,6]	2.48%[7]

Portfolio turnover	0%

Net assets end of period (000’s) omitted	$102

[1]	Commencement of investment operations was September 11, 2025.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Excludes the effects of sales charges.

[5]	Not annualized.

[6]	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Funds invest.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 2 in the Notes to Consolidated Financial Statements.)

[9]	Ratio does not reflect the annualization of organizational costs.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Infrastructure Fund, LLC Consolidated Financial Highlights For a Unit outstanding throughout the fiscal period

For the fiscal
period ended
September 30, 2025[1]
Class I	(unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.05

Net realized and unrealized gain on investments	0.15

Total income from investment operations	0.20

Net Asset Value, End of Period	$10.20

Total Return[3]	2.00%[4]

Ratio of net expenses to average net assets[5]	1.56%[6]

Ratio of gross expenses to average net assets[5,7]	2.70%[6,8]

Ratio of net investment income to average net assets[3,5]	2.48%[6]

Portfolio turnover	0%

Net assets end of period (000’s) omitted	$102

[1]	Commencement of investment operations was September 11, 2025.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Not annualized.

[5]	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Funds invest.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of organizational costs.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Infrastructure Fund, LLC Consolidated Financial Highlights For a Unit outstanding throughout the fiscal period

For the fiscal
period ended
September 30, 2025[1]
Class S	(unaudited)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:

Net investment income[2,3]	0.05

Net realized and unrealized gain on investments	0.15

Total income from investment operations	0.20

Net Asset Value, End of Period	$10.20

Total Return[3]	2.00%[4]

Ratio of net expenses to average net assets[5]	1.56%[6]

Ratio of gross expenses to average net assets[5,7]	2.70%[6,8]

Ratio of net investment income to average net assets[3,5]	2.48%[6]

Portfolio turnover	0%

Net assets at end of period (000’s omitted)	$217,153

[1]	Commencement of investment operations was September 11, 2025.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Not annualized.

[5]	The ratios of expenses and income do not reflect the proportionate share of expenses and income of the underlying funds in which the Funds invest.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 2 in the Notes to Consolidated Financial Statements.)

[8]	Ratio does not reflect the annualization of organizational costs.

The accompanying notes are an integral part of these consolidated financial statements.

Notes to Consolidated Financial Statements (unaudited) September 30, 2025

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Infrastructure Fund, LLC (the “Fund”) is a newly organized Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund operates as an “interval fund” that continuously offers its units of beneficial interest (“Units”). The Fund commenced operations on April 11, 2025 and issued 10,000 Class S Units at $10.00 net asset value (“NAV”) per Unit for $100,000. The Fund commenced investment operations on September 11, 2025.

The investment objective of the Fund is to seek long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in Infrastructure Assets or in Investment Funds and other vehicles primarily invested directly or indirectly in Infrastructure Assets. The Fund considers “Infrastructure Assets” to be investments in physical and organizational structures and facilities needed for the operation of a society or enterprise, and the companies or projects involved in the development, maintenance, and operation of such facilities. Infrastructure Assets are investments that typically feature attractive investment characteristics such as any of: essential services or high barriers to entry, relatively durable demand, regulated returns or long term contracted cash flow, and long useful lives, with an expected component of current yield as assets mature and often an insulation of the underlying assets against the effects of inflation. Examples of Infrastructure Assets include: (i) digital infrastructure, such as datacenters, cable networks, communication towers, fiber, spectrum, satellite systems, and wireless; (ii) power and utilities, such as transmission and distribution systems, storage facilities, power generation, metering, district heating and cooling, water conveyance and distribution, water/wastewater treatment, and waste treatment; (iii) transportation and logistics, such as toll roads, bridges, tunnels, airports and aviation, ports and shipping, railroads, mass transit, and cold storage; (iv) renewables and energy efficiency, such as renewable power (wind, solar, etc.), electric vehicle charging, energy efficiency, and battery storage; and (v) social and other infrastructure, such as waste management, healthcare services, hospital and care homes, and student accommodation. Infrastructure Assets also include the following other real assets classes: real estate; other transportation assets, such as commercial aviation investments; equipment, including leases on equipment (including railroad cars and office equipment); and other assets similar to or with infrastructure-like characteristics. All such investments may be made through equity, debt or holding the asset itself, either by the Fund or an Investment Fund. The term “Investment Fund” as used herein refers to private infrastructure investments made through an investment entity or structure (and not directly).

The Fund offers three class of Units (each a “Unit”, and collectively, “Units”), Class M Units, Class I Units and Class S Units, which may be purchased each business day at the Fund’s NAV per Unit. The Unit classes generally have identical voting rights, but each Unit class may vote separately when required by law. Different Unit classes may have a different NAV per Unit to the extent the Unit classes pay different distribution amounts and/or the expenses of such Unit classes differ. Each Unit class has its own expense structure. Sales of Class M Units incur a sales load up to 3.50%. For the period ended September 30, 2025, investors in Class M did not pay any sales load to the distributor, the sub-distributor, selling agents or other financial intermediaries relating to sales loads charged on Class M subscriptions.

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements.

a. BASIS OF CONSOLIDATION

The accompanying consolidated financial statements of the Fund include the accounts of AMG Pantheon Infrastructure Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Infrastructure Lead Fund, LLC (the “Lead Fund”) (each a “Subsidiary” and together, the “Subsidiaries”), which are wholly-owned subsidiaries of the Fund and are organized as Delaware limited liability companies. The Subsidiaries were established on April 16, 2025. The Subsidiaries have the same investment objectives and strategies as the Fund, and like the Fund are managed by Pantheon Infra Advisors LLC (“Pantheon” or the “Investment Manager”) and subadvised by Pantheon Ventures (US) LP the (“Subadviser”). The Fund may invest up to 25% of its total assets in the Corporate Subsidiary and the Corporate Subsidiary permits the Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirements. The Fund may also invest a portion of its assets in the Lead Fund. The Lead Fund was organized for the purpose of facilitating the Fund’s use of a revolving credit facility. Intercompany accounts and transactions have been eliminated. As of September 30, 2025, the Corporate Subsidiary does not hold any investments. The net assets of the Corporate Subsidiary were $4,578, which is less than 0.05% of the Fund’s consolidated net assets. As of September 30, 2025, the Lead Fund holds long-term investments in the amount of $60,972,358, which is inclusive of $33,640,619 related to a payable for investments purchased. The net assets of the Lead Fund were $60,993,493, which is 28.1% of the Fund’s consolidated net assets.

b. VALUATION OF INVESTMENTS

The Fund’s portfolio investments are valued based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Fund’s Board of Directors (the “Board”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Manager as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Investments in open-end registered investment companies are valued at their end of day NAV per share.

Notes to Consolidated Financial Statements (continued)

Debt instruments such as fixed income securities, are valued based on the mid- or last- trade price. Other debt instruments including but not limited to government bonds and structured products are valued at the mid-price. The prices of debt instruments may be obtained from a third-party pricing service, broker or dealer. Pantheon uses third-party valuation providers to perform quarterly independent valuations of the direct debt investments and co-investments. Valuations received from the independent valuation providers are reviewed to ensure the valuations are in accordance with all relevant valuation and accounting standards. The quarterly valuations will be used as the basis for daily valuations, with adjustments made as necessary.

The valuation of underlying private infrastructure funds held by the Fund will generally be based on the estimated valuations provided by the general partners or managers of underlying funds or a third-party valuation provider on a quarterly basis (which estimated valuations typically reflect the fair value of the Fund’s capital account balance of each underlying fund, including unrealized gains and losses, as reported in the consolidated financial statements of the respective underlying fund). Following receipt of the underlying funds’ audited annual financial statements, Pantheon will then consider the actual audited valuations provided by the general partners or managers of underlying funds in determining Pantheon’s future estimated valuations of the underlying funds. The general partner valuations will be used as the basis for daily valuations, with adjustments made as necessary through a third-party valuation provider. The underlying debt and equity securities are typically private, meaning there is no active market or observable prices. Investments are initially recognized at purchase price, except where conditions exist to suggest this is not indicative of fair value, in which case the Investment Manager will propose an adjustment to the purchase price using appropriate valuation techniques in accordance with the International Private Equity and Venture Capital Valuation (“IPEV”) Guidelines.

The estimated valuations of the underlying funds provided by fund managers may be adjusted by the Investment Manager, provided there is material evidence and there is sufficient supporting documentation that fair value can be reliably estimated.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly and quarterly reports summarizing fair value activity, material fair value matters that occurred during the month or quarter, as applicable, and outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, broker quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

c. SECURITY TRANSACTIONS

Security transactions are recorded as of the date the Fund obtained a right to demand the securities purchased or to collect the proceeds of sales, and incurred an obligation to pay the price of the securities purchased or to deliver the securities sold, respectively (i.e. trade/effective date). Trade/effective date will be the date the Fund is legally committed to a security transaction and all significant contingencies, including all necessary approvals, are satisfied. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original deferral period of over one year, referred to as deferred payments, are reflected at net present value. Monies paid by the Fund in advance of the closing date of a private equity investment are held in escrow until the investment’s closing date and are reflected in the Consolidated Statement of Assets and Liabilities as Investments in advance.

Notes to Consolidated Financial Statements (continued)

d. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from private infrastructure investment funds occur at irregular intervals and the exact timing of distribution from private infrastructure investment funds cannot be determined. The classification of income received from Investment Funds is based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis. Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. The difference between the contractual payable amount and the net present value of a deferred payment is accreted over its deferral period. The accretion increases the payable for investments purchased and is recognized as “deferred payment interest expense” in the Consolidated Statement of Operations ,if any.

e. DIVIDENDS AND DISTRIBUTIONS

Commencing December 2025, the Fund distributions resulting from net investment income will be declared and paid quarterly. Fund distributions resulting from realized net capital gains, if any, are normally declared and paid at least annually in December. Distributions to unitholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to unitholder distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2025, the Fund’s tax year end, the Fund had permanent differences relating to the tax treatment of non-deductible offering costs. The Fund had temporary differences relating to organization costs.

For the tax period ending September 30, 2025, the Fund reclassified for book purposes amounts arising from permanent book/tax differences primarily related to non-deductible offering costs paid as a decrease to Paid-In Capital of $(24,356) and increase to Distributable Earnings of $24,356.

For US Federal Income Tax Purposes, distributions paid to Unit holders are reported as ordinary income, return of capital, long term capital gains or a combination thereof. There were no distributions paid for the tax period ended September 30, 2025.

At September 30, 2025, the components of distributable earnings on a tax basis detailed below differ from amounts reflected in the Fund’s Consolidated Statement of Assets and Liabilities by temporary and other book/tax differences, primarily relating to partnerships, as follows:

Undistributed Net Investment Income	$1,334,559

Unrealized appreciation on investments	2,601,123

Other temporary differences	(305,159)

The following table sets forth the tax cost basis and the estimated aggregate gross unrealized gain (loss) on investments for federal income tax purposes as of and for the tax year ended September 30, 2025:

Cost	Appreciation	Depreciation	Net Appreciation

$235,779,483	$2,601,123	$0	$2,601,123

f. FEDERAL TAXES

The Fund intends to qualify as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its unitholders and to meet certain diversification and income requirements with respect to investment companies. The Fund’s tax year end is September 30. Management has analyzed the Fund’s tax positions as of September 30, 2025, and has concluded that no provision for federal income tax is required in the Fund’s consolidated financial statements specific to the Fund. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Lead Fund is a disregarded entity and therefore is not subject to U.S. income taxes. Additionally, the Fund’s investment in the Lead Fund, as a whole, is not limited to 25% of the Fund’s total assets for purposes of the asset diversification test under Subchapter M of the Code. The Lead Fund’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain.

The Corporate Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes

Notes to Consolidated Financial Statements (continued)

and tax loss carryforwards. The Corporate Subsidiary did not record any current or deferred provision for income tax expense/benefit for the period ended September 30, 2025.

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the tax fiscal year ended September 30, 2025. The Fund did not accrue or pay any federal, state, local or foreign taxes during the period.

The Corporate Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Corporate Subsidiary’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Corporate Subsidiary. The Corporate Subsidiary is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

If the Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its unitholders, and all distributions out of income and profits would be taxable to unitholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) --Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

g. CAPITAL LOSS CARRYOVERS AND DEFERRALS

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. For the tax year ended September 30, 2025, the Fund did not record any capital losses.

h. CAPITAL STOCK

The Fund’s Third Amended and Restated Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units. The Fund records sales and repurchases of its capital stock on the trade date.

For the period ended September 30, 2025, the Fund’s capital Units transactions were as follows:

	September 30, 2025[1]

	Units	Amount

Class M:

Proceeds from sale of Units	10,000	$100,000

Class I:

Proceeds from sale of Units	10,000	$100,000

Class S:

Proceeds from sale of Units	21,443,983	$215,149,213

Cost of Units repurchased	(157,116)	(1,597,866)

Net increase	21,286,867	$213,551,347

1  Commencement of investment operations was September 11, 2025.

At September 30, 2025, one affiliated Investor owned 0.02% of the net assets of the Fund.

REPURCHASE OFFERING

Once each quarter, the Fund will offer to repurchase at per-class NAV per Unit no less than 5% of the outstanding Units of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements, pursuant to Rule 23c-3 under the 1940 Act. For each repurchase offer, the Board will set an amount between 5%

Notes to Consolidated Financial Statements (continued)

and 25% of the Fund’s Units (the amount set by the Board herein referred to as the “Repurchase Offer Amount”) based on relevant factors, including the liquidity of the Fund’s positions and the unitholders’ desire for liquidity. The offer to purchase Units is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Unitholders will be notified in writing of each quarterly repurchase offer, how they may request that the Fund repurchase their Units, and the date the repurchase offer ends (the “Repurchase Request Deadline”) (i.e., the date by which unitholders can tender their Units in response to a repurchase offer). Units will be repurchased at the per-class NAV per Unit determined as of the close of business no later than the fourteenth day after the Repurchase Request Deadline, or the next business day if the fourteenth day is not a business day (each a “Repurchase Pricing Date”).

If unitholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of Units not to exceed 2% of the outstanding Units of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if unitholders tender Units in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Units on the Repurchase Request Deadline, the Fund will repurchase the Units on a pro rata basis, subject to certain exceptions.

On September 2, 2025, the Fund commenced a Repurchase Offer pursuant to which it offered to repurchase up to 1,068,976 Units of the Fund, which equated to 5% of the Fund’s Units outstanding. The Repurchase Offer ended on September 30, 2025. On September 30, 2025, the Pricing Date, the Fund repurchased 157,116 Class S Units at $10.17 NAV per Unit for $1,597,866, which equated to 0.74% of the net assets of Class S Units of the Fund. There were no repurchases of Class M or Class I Units during the period April 11, 2025 to September 30, 2025.

i. CASH

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund’s Custodian.

j. FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

k. ORGANIZATIONAL AND OFFERING COSTS

The Investment Manager paid organizational costs of $315,682 and offering costs of $434,966 on behalf of the Fund amounting to $750,648, which will be repaid by the Fund for the full amount thereof. Organizational costs were expensed in full during the fiscal period ended September 30, 2025. All offering costs were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations. The Fund expensed $23,834 of offering costs during the fiscal period ended September 30, 2025. The amount of organizational and offering costs owed by the Fund to the Investment Manager and Administrator is reflected as Payable to Affiliate on the Consolidated Statement of Assets and Liabilities.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS:

Each of the Fund, the Corporate Subsidiary, and the Lead Fund has entered into an investment management agreement with the Investment Manager, a limited liability company organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended.The Investment Manager has entered into a subadvisory agreement with the Subadviser, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended, with respect to the Fund, the Corporate Subsidiary, and the Lead Fund. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager and the Subadviser.

INVESTMENT MANAGEMENT FEE:

Each of the Fund, the Corporate Subsidiary, and the Lead Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund, the Corporate Subsidiary, and the Lead Fund. Pursuant to the Investment Management Agreement, each of the Fund, the Corporate Subsidiary, and the Lead Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.30% on an annualized basis of such fund’s average daily Managed Assets (defined below). The Investment Management Fee will be paid by the Fund to the Investment Manager before giving effect to any repurchase of Units in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are

Notes to Consolidated Financial Statements (continued)

credited to its unitholders. Managed Assets means the total assets of the Fund, the Corporate Subsidiary, or the Lead Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares) as of each day, subject to certain adjustments.

From September 11, 2025 through September 10, 2026, the Investment Manager has contractually agreed to waive 0.50% of the Investment Management Fee payable by the Fund.

Additionally, the Investment Manager has agreed to waive a portion of the Investment Management Fee payable by the Fund in an amount equal to the Investment Management Fee the Investment Manager receives from each Subsidiary. During the period ended September 30, 2025, the Investment Manager received Investment Management Fees from the Subsidiaries of $17,953 and waived an equal amount payable by the Fund.

The fee paid to the Subadviser for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and each Subsidiary and does not increase the expenses of the Fund. Additionally, the Subadviser has agreed to waive a portion of the subadvisory fee payable by the Investment Manager in an amount equal to the subadvisory fee the Subadviser receives from the Investment Manager with respect to each Subsidiary.

EXPENSE LIMITATION AND REIMBURSEMENT AGREEMENT:

The Investment Manager has entered into an “Expense Limitation and Reimbursement Agreement” with the Fund and each Subsidiary to waive the management fees payable by the Fund and the Subsidiaries and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Subsidiaries) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Fund’s average daily net assets (the “Expense Cap”).

“Excluded Expenses” is defined to include the following fees and expenses of the Fund and Subsidiaries: (a) the management fee paid by the Fund and the Subsidiaries; (b) fees, expenses, allocations, carried interests, etc. of Investment Funds and special purpose vehicles; (c) acquired fund fees and expenses; (d) transaction costs, including legal costs and brokerage commissions; (e) interest payments; (f) fees and expenses incurred in connection with any credit facilities; (g) the Distribution and/or Service Fees (as applicable); (h) the shareholder servicing fees (as applicable) paid by the Fund; (i) taxes; (j) extraordinary expenses (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (k) fees and expenses billed directly to a Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Subsidiary; and (l) fees and expenses billed directly to a Subsidiary for custody and fund administration services provided to the Subsidiary.

To the extent that the Fund’s total annual operating expenses exceed the Expense Cap, the Investment Manager will waive the management fee payable by the Fund or a Subsidiary or pay or reimburse the Fund or a Subsidiary for expenses to the extent necessary to eliminate such excess.

For a period not to exceed 36 months from the date the Fund or a Subsidiary, as applicable, accrues a liability with respect to such amounts paid, waived or reimbursed by the Investment Manager, the Investment Manager may recoup amounts paid, waived, or reimbursed, provided that the amount of any such additional payment by the Fund and such Subsidiary in any year, together with all other expenses of the Fund and such Subsidiary, in the aggregate, would not would not cause the Fund’s total annual operating expenses and such Subsidiary’s total annual operating expenses (exclusive of Excluded Expenses) in any such year to exceed either (i) the Expense Cap that was in effect at the time such amounts were paid, waived or reimbursed by the Investment Manager, or (ii) the Expense Cap that is in effect at the time of such additional payment by the Fund and such Subsidiary.

During the period ended September 30, 2025, the Investment Manager reimbursed the Fund $352,634 which is subject to recoupment until September 30, 2028.

ADMINISTRATION AGREEMENT:

Each of the Fund, the Corporate Subsidiary, and the Lead Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the Fund’s and the Subsidiaries’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s and the Subsidiaries’ operations, including administration and shareholder services to the Fund and the Subsidiaries, the Fund’s investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s investors. Each of the Fund, the Corporate Subsidiary, and the Lead Fund pays a fee to the Administrator at the rate of 0.20% per annum of such fund’s average daily net assets for this service. The Administrator has agreed to waive a portion of the administrative fee payable by the Fund in an amount equal to the administrative fee the Administrator receives from each Subsidiary. During the period ended September 30, 2025, the Administrator received administrative fees from the Subsidiaries of $2,762 and waived an equal amount payable by the Fund.

DISTRIBUTION AGREEMENT:

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Administrator. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Units of the Fund will be continuously offered and will be sold directly to prospective investors and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of registration statements for sales purposes and any advertising or sales literature. The Distributor has appointed Pantheon Securities, LLC, an affiliate of the Investment Manager, as a sub distributor of the Fund (the “Sub Distributor”). The Sub Distributor may carry out certain responsibilities of the Distributor.

Notes to Consolidated Financial Statements (continued)

The Fund has adopted a distribution and service plan (the “Plan”) with respect to Class M, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class M Units and for maintenance and personal service provided to existing unitholders of that class. The Plan authorizes payments to the Distributor of 0.85% annually of the average daily net assets attributable to Class M. The Distributor has agreed to voluntarily waive the 12b-1 fees attributable to Class M for so long as the only investors in such class are entities affiliated with the Administrator. For the period ended September 30, 2025, the Distributor waived 12b-1 fees at an effective annual rate of 0.85% of the average daily net assets attributable to Class M. The Plan further provides for periodic payments by the Fund to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the Plan by Class M for shareholder servicing may not exceed an annual rate of 0.25% of the average daily NAV of the Fund’s Units of that class owned by clients of such broker, dealer or financial intermediary.

SHAREHOLDER SERVICING PAYMENTS:

For Class I Units, the Board has approved reimbursement payments to the Administrator for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class I Units may reimburse the Administrator in such amounts as approved by the Board. During the period ended September 30, 2025, the impact to the annualized expense ratio was 0.00%.

BOARD:

The Board provides supervision of the affairs of the Fund, AMG Pantheon Fund, LLC, AMG Pantheon Master Fund, LLC, AMG Pantheon Credit Solutions Fund and other trusts within the AMG Funds family of mutual funds. The Directors of the Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. Certain Directors and Officers of the Fund are Officers and/or Directors of the Investment Manager, the Administrator, AMG and/or the Distributor.

3. PRIVATE INVESTMENTS

During the period September 11, 2025 (commencement of investment operations) through September 30, 2025, the Fund purchased certain Investment Funds. Investors in Investment Funds usually commit to providing up to a certain amount of capital, which may be called when requested by the Investment Fund’s manager or general partner. The amount of capital that has not been called by the general partner—referred to as the unfunded commitment—may obligate the Fund to supply additional capital to the general partner on demand, representing a potential financial obligation by the Fund in the future. Once called, the general partner may make private infrastructure investments on behalf of the Investment Fund.

The following table represents investment strategies, unfunded commitments and redemptive restrictions of Investment Funds as of September 30, 2025:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice (In Days)	Redemption Restrictions

Infrastructure(a)	$609,972,358	$8,788,324	Up to 7 years	N/A	N/A	N/A

(a) Funds that generally invest in long-term assets that provide stable cash flows growth initiatives.

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4. PURCHASES AND SALES OF SECURITIES

Purchases and sales/distributions of securities (excluding short-term and U.S. Government obligations) for the period ended September 30, 2025 were $58,371,235 and $0, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

5. FOREIGN SECURITIES

The Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Notes to Consolidated Financial Statements (continued)

6. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president, chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Consolidated Statement of Operations.

7. COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. FINANCIAL AND OTHER RISK FACTORS

An investment in the Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Investments by Investment Funds are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in a private business (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Investment Funds, often organized as limited partnerships, are the most common vehicles for making private investments. Investment in Investment Funds involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships tend to be more illiquid, and highly speculative. Investment Funds are generally dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private funds to obtain the required financing. Investment Funds are not registered as investment companies under the 1940 Act, and, therefore, are not subject to the same restrictions and reporting requirements as the Fund. The Fund may not have transparency regarding an Investment Fund’s practices and holdings and the value of interests held by Investment Funds, which can impact the valuation of the Fund’s holdings.

In addition, the Fund may agree to indemnify the Private Infrastructure Investments and their respective managers, officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Private Infrastructure Investments. If the Fund were required to make payments (or return distributions) in respect of any such indemnity, the Fund could be materially adversely affected. Indemnification of sellers of secondaries may be required as a condition to purchasing such securities.

From time to time, the Fund or a Private Infrastructure Investment or their respective affiliates may come into possession of material, non-public information concerning an entity or issuer related to the Co-Investment or Direct Investment or in which the Fund or an Investment Fund has invested or may invest. The possession of such information may limit the Fund’s or the Private Infrastructure Investment’s ability to buy or sell securities of the issuer.

Terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, may result in, among other things, supply chain disruptions, geopolitical risk and economic sanctions that can disrupt global economies and financial markets. Economic sanctions against a particular country or countries, organizations, entities and/or individuals (such as sanctions imposed against Russia, Russian entities and Russian individuals in connection with Russia’s military action in Ukraine) may have significant implications around the world. The Fund is unable to predict the full impact that these events will have on the values and liquidity of the Fund and its underlying portfolio investments, and consequently, the Fund’s performance.

Units in the Fund provide limited liquidity because the amount and timing of the Fund’s quarterly repurchases of Units are subject to approval of the Fund’s Board. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Fund is provided in the Fund’s Prospectus and Statement of Additional Information.

9. SUBSEQUENT EVENTS

Subsequent events after September 30, 2025, have been evaluated through the date at which the consolidated financial statements were issued and the Fund has determined that no material events or transactions occurred, except on November 5, 2025, the Fund purchased a foreign currency forward contract to hedge their exposure in foreign markets.

Other Tax Information (unaudited)

TAX INFORMATION

AMG Pantheon Infrastructure Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2025 Form 1099-DIV you receive for the Fund will show the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code of 1986, as amended, AMG Pantheon Infrastructure Fund, LLC hereby designates $0 as a capital gain distribution with respect to the taxable year ended September 30, 2025, or if subsequently determined to be different, the net capital gains of such year.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Investment Management Agreements and Subadvisory Agreements with Respect to AMG Pantheon Infrastructure Fund, LLC, AMG Pantheon Infrastructure Lead Fund, LLC and AMG Pantheon Infrastructure Subsidiary Fund, LLC

At a meeting held via telephone and video conference on May 5, 2025,[1] the Board of Directors (the “Directors”) of each of AMG Pantheon Infrastructure Fund, LLC (the “Infrastructure Fund”), AMG Pantheon Infrastructure Lead Fund, LLC (the “Lead Fund”) and AMG Pantheon Infrastructure Subsidiary Fund, LLC (the “Corporate Subsidiary” and, together with the Infrastructure Fund and the Lead Fund, the “Funds,” and each a “Fund”), and separately a majority of the Directors who are not “interested persons” of any Fund (“Independent Directors”) within the meaning of the 1940 Act, voted to approve (i) the investment management agreement between Pantheon Infra Advisors LLC (the “Investment Manager”) and each Fund (collectively, the “Investment Management Agreements”), and (ii) the subadvisory agreement between the Investment Manager and Pantheon Ventures (US) LP (the “Subadviser”) with respect to each Fund (collectively, the “Subadvisory Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements and the Subadvisory Agreements.

In considering the Investment Management Agreements and the Subadvisory Agreements, the Directors reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including fee and expense information for an appropriate peer group of similar funds (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager under the Investment Management Agreements and the Subadviser under the Subadvisory Agreements. Because each Fund is newly created and has not yet begun operations, no comparative performance information for the Funds was provided. The Directors, however, considered the performance of a private infrastructure fund managed by the Subadviser and the other funds that the Subadviser advises in the AMG Funds Family of Funds (the “Existing Pantheon Funds”). Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) discussed with their independent legal counsel the legal standards applicable to their consideration of the Investment Management Agreements and the Subadvisory

Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

[1] The Directors determined that the conditions surrounding COVID-19 constituted unforeseen or emergency circumstances and that reliance on the Securities and Exchange Commission’s (“SEC”) exemptive order, which provides relief from the in-person voting requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Directors unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the May 5, 2025 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreements, the Directors reviewed information relating to the Investment Manager’s operations and personnel. In the course of their deliberations, the Directors evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance program. The Directors also took into account the Investment Manager’s undertaking to maintain a contractual expense limitation for the Funds. The Directors also considered the Investment Manager’s risk management processes.

In considering the nature, extent and quality of the services to be provided by the Subadviser under the Subadvisory Agreement, the Directors reviewed information relating to the Subadviser’s operations and personnel. Among other things, the Directors took into account information provided periodically throughout the previous year by the Subadviser in meetings of the Boards of Trustees/Directors of the Existing Pantheon Funds relating to the Subadviser’s financial information, operations, management structure and personnel, the performance of its duties with respect to the Existing Pantheon Funds, the quality of the performance of the Subadviser’s duties and the Directors’ knowledge of the Subadviser’s management team. In the course of their deliberations regarding the Subadvisory Agreements, the Directors evaluated, among other things: (a) the extent and the quality of the services rendered by the Subadviser to the Existing Pantheon Funds and the expected services to be rendered by the Subadviser to the Funds; (b) the Subadviser’s investment philosophy, strategies and techniques in managing the Existing Pantheon Funds and the Funds; (c) the qualifications and experience of the Subadviser’s personnel, including the Subadviser’s knowledge of the private infrastructure market; (d) the Subadviser’s global footprint and range of investment products; and (e) the Subadviser’s compliance program. The Directors also considered the Subadviser’s risk management processes.

PERFORMANCE

Because the Funds have not yet commenced operations, the Directors noted that they could not draw any conclusions regarding the performance of the Funds. The Directors, however, considered the performance of a private infrastructure fund managed by the Subadviser and the Existing Pantheon Funds, as well as the performance of the Funds’ Peer Group.

MANAGEMENT FEES, SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

In considering the reasonableness of the management fee payable by the Infrastructure Fund to the Investment Manager, the Directors noted that the proposed fee was generally in line with the management fees of the funds in the Peer Group. In considering the reasonableness of the management fee payable by each of the Lead Fund and the Corporate Subsidiary to the Investment Manager, the Directors noted that the Investment Manager has agreed to waive a portion of the investment management fee payable to it by the Infrastructure Fund for its services to the Infrastructure Fund in an amount equal to the management fee payable by each of the Lead Fund and the Corporate Subsidiary, resulting in no incremental management fee payable to the Investment Manager as a result of the organization and operation of the Lead Fund and the Corporate Subsidiary. The Directors also noted that the Investment Manager intended to waive a portion of each Fund’s management fees payable to it for a period of one year following the Fund’s commencement of investment operations. The Directors also noted that the Investment Manager had agreed to enter into an expense limitation and reimbursement agreement to limit the aggregate operating expenses of the Funds, exclusive of certain enumerated items, to the annual rate of 0.75%. The Directors considered that the Funds’ expense

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

limitation and reimbursement agreement would continue until such time that the Investment Manager ceases to be the investment manager of the Funds or upon mutual agreement between the Investment Manager and the Board. The Directors compared the anticipated net expense ratios of the Infrastructure Fund to the Peer Group. The Directors concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the considerations noted above with respect to the Investment Manager, each Fund’s management fee and expenses are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of advisory services to the Funds, although recognizing that profitability with respect to the Funds is speculative, the Directors considered materials provided by the Investment Manager related to the Funds’ estimated profitability during its first year and at the time that the Funds reach their anticipated scale. The Directors also considered the Investment Manager’s organization, management and financial resources. Based on the foregoing, the Directors concluded that the profitability to the Investment Manager is expected to be reasonable and, since the Funds do not currently have any assets, the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the management fee at this time. Also, with respect to economies of scale, the Directors noted that as the Funds’ assets increase over time, the Funds may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Directors also considered potential revenues and other benefits, both direct and indirect

(including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Funds), that the Investment Manager and its affiliates may receive from their relationship with the Funds and the significant risks undertaken as Investment Manager of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Directors reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Directors noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Directors also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Directors concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Directors noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Directors also considered potential revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Subadviser serving as Subadviser to the Funds), that the Subadviser and its affiliates may receive from their relationship with the Funds and the significant risks undertaken as Subadviser of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

* * * * *

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements and the Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreements and the Subadvisory Agreements; and (b) the Investment Manager and the Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of each Investment Management Agreement and Subadvisory Agreements would be in the best interests of the applicable Fund and its unitholders. Accordingly, on May 5, 2025, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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Important Information About This Report

This report is prepared for the Fund’s unitholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Directors, please contact us by calling 800.548.4539 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding the Fund’s proxy voting record for the 12-month period ended June 30 is available (i) without charge, upon request, by calling 800.548.4539; (ii) on the Fund’s website at wealth.amg.com; and (iii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit wealth.amg.com.

wealth.amg.com	093025 SAR096

(b) Not applicable.

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6. INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders contained in Item 1(a) hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Shareholders contained in Item 1(a) hereof.

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for the semi-annual shareholder report.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) Not applicable for the semi-annual shareholder report.

(b) Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON INFRASTRUCTURE FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 8, 2025

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 8, 2025